Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments by category
Schedule of financial instruments analysis

		2018
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	8	—	1,032,938	—	1,032,938
Financial investments	9	—	92,233	—	92,233
Derivative financial instruments	6	—	6,885	4,320	11,205
Trade accounts receivable	10	22,146	151,058	—	173,204
Related parties	12	740	—	—	740
		22,886	1,283,114	4,320	1,310,320

		2018
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	15	1,424,867	—	—	1,424,867
Derivative financial instruments	6	—	10,155	4,068	14,222
Trade payables		387,225	—	—	387,225
Confirming payable	16	70,411	—	—	70,411
Use of public assets		22,126	—	—	22,126
Related parties	12	1,580	—	—	1,580
		1,906,209	10,155	4,068	1,920,431

		2017
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	8	—	1,019,037	—	1,019,037
Financial investments	9	—	206,547	—	206,547
Derivative financial instruments	6	—	8,811	2,966	11,777
Trade accounts receivable	10	120,020	62,693	—	182,713
Related parties	12	738	—	—	738
		120,758	1,297,088	2,966	1,420,812

		2017
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	15	1,447,299	—	—	1,447,299
Derivative financial instruments	6	—	12,842	2,195	15,037
Trade payables		329,814	—	—	329,814
Confirming payable	16	111,024	—	—	111,024
Use of public assets		24,309	—	—	24,309
Related parties	12	89,924	—	—	89,924
		2,002,370	12,842	2,195	2,017,407